Financial Assets and Liabilities - Summary of Carrying in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 29,052,215	R$ 22,574,313	R$ 21,688,946
Brazilian reais (R$) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	12,360,023	8,424,370
U.S. dollar (U.S.$) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	16,165,603	13,586,899
British pound (GBP) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	443,500	563,044
Euro (EUR) [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 83,089	R$ 0